Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Deferred tax expense
Net operating loss carryforwards	2,979,000
Reduction of future taxable income	14,200,000
Valuation allowance decrease	1,705,000	$ 814,000
Incurred Prior to 2019 Ownership Changes [Member]
Additional losses released from limitation	115,000
Subsequent Ownership Changes [Member]
Net operating loss carryforwards	12,200,000
Annual limitation on ownership changes	115,000
Conductus [Member] | Incurred Prior to 2019 Ownership Changes [Member]
Net operating loss carryforwards	$ 285,900,000
Earliest Tax Year [Member]
Operating loss carryforwards expiration period	2021
Latest Tax Year [Member]
Operating loss carryforwards expiration period	2038
Federal [Member]
Net operating loss carryforwards	$ 297,900,000			$ 15,600,000
Federal [Member] | Conductus [Member]
Net operating loss carryforwards	$ 50,800,000